Schedule of Effective Tax Rate Applicable to Pre-Tax Earnings (Detail)	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Effective Tax Rate Reconciliation [Line Items]
Effective tax rate applicable to pre-tax earnings		(5.50%)
Predecessor
Schedule Of Effective Tax Rate Reconciliation [Line Items]
Effective tax rate applicable to pre-tax earnings	0.10%		(0.99%)